INCOME TAXES - Schedule of reconciliation of the total amounts of unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of the total amounts of unrecognized tax benefits
Unrecognized tax benefits, beginning of year	$ 4,628	$ 4,482
Increases — tax positions taken in prior periods	70	49
Increases — tax positions taken in current period	0	0
Settlements and lapses of statute of limitations	(224)	97
Unrecognized tax benefits, end of year	$ 4,474	$ 4,628